Stock-based Compensation - Summary of stock option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 10, 2024
Share-Based Payment Arrangement [Abstract]
Options outstanding Beginning balance, Shares	1,320,540	1,083,241	1,083,241	1,355,093
Options outstanding, Granted	15,494	702,386	1,312,963	132,802
Options outstanding, Exercised	(300)	(12,062)	(12,061)	(52,447)
Options outstanding, Forfeited/Cancelled	(271,972)	(58,575)	(1,029,669)	(302,435)
Options outstanding, Expired	(41,440)	(1,556)	(33,934)	(49,772)
Options Outstanding, Ending balance, Shares	1,022,322	1,713,434	1,320,540	1,083,241	1,355,093
Unvested, Ending balance			968,959			670,064
Exercisable, Ending balance			351,581			352,258
Weighted Average, Options outstanding Beginning balance, Shares	$ 24.13	$ 106.65	$ 106.65	$ 112.8
Weighted Average, Options outstanding, Granted	1.52	8.25	7.07	48.3
Weighted Average, Options Outstanding, Exercised	0.9	6.9	6.91	6.75
Weighted Average, Options outstanding, Forfeited	7.08	9.75	89.17	122.85
Weighted Average, Options outstanding, Expired	12.52	24.75	29.86	120.3
Weighted Average ,Options Outstanding, Ending balance, Shares	28.79	$ 70.35	24.13	$ 106.65	$ 112.8
Weighted- Average Exercise Price - Unvested	18.89		16.8
Exercisable - March 31, 2024	$ 47.63		$ 44.33
Weighted average remaining term, outstanding	8 years 1 month 6 days		8 years 4 months 24 days	8 years 4 months 24 days	9 years 4 months 24 days
Weighted Average Remaining Term Granted	3 years 29 days		6 years 4 months 24 days	7 years 6 months
Weighted average remaining term, exercised			2 months 12 days	1 year 3 months 18 days
Weighted- Average Remaining Term Unvested	8 years 9 months 7 days		9 years 1 month 6 days
Weighted Average Remaining Term, Exercisable	6 years 9 months 25 days		6 years 7 months 6 days
Outstanding aggregate intrinsic value, Beginning balance	$ 128,212	$ 9,630	$ 9,630	$ 22,782,654
Outstanding aggregate intrinsic value, Ending balance			128,212	$ 9,630	$ 22,782,654
Unvested aggregate intrinsic value			122,787
Exercisable June 30, 2023			$ 5,425